Other Real Estate and Repossessed Assets Acquired in Settlement of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of real estate and other assets acquired in settlement of loans
Repossessed assets	$ 5	$ 16
Total	16,403	17,291	$ 19,225
Less valuation allowance for other real estate owned	(3,221)	(3,129)	$ (3,233)	$ (3,255)
Total other real estate owned and repossessed assets	13,182	14,162
Commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	727	809
Commercial real estate | Construction
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	12,380	12,380
Commercial real estate | Mortgages
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	2,909	3,439
Residential real estate | Mortgages
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	$ 382	$ 647